Notes on the Consolidated Balance Sheet - Reconciliation of Other Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Consolidated Balance Sheet [Abstract]
Payroll liabilities	€ 2,908	€ 49
Lease liabilities	7,670	0
Other liabilities	11,018	883
- thereof non-current	7,167	54	[1]
- thereof current	14,429	878	[1]
Other financial liabilities	€ 21,596	€ 932

[1]	(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.